Equity Method Investment Equity Method Investment, Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Gain (Loss) on Investments	$ 116,925	$ (7,178)
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	23,000
Equity Method Investment, Summarized Financial Information, Revenue	704,325	585,047
Equity Method Investment, Summarized Financial Information, Income (Loss) from Continuing Operations	129,972	10,542
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	(48,490)	(190,071)
Equity Method Investment, Summarized Financial Information, Current Assets	302,978	687,341
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	4,861,032	4,096,823
Equity Method Investment, Summarized Financial Information, Assets	5,164,010	4,784,164
Equity Method Investment, Summarized Financial Information, Current Liabilities	486,231	447,200
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	2,700,790	2,497,952
Equity Method Investment, Summarized Financial Information, Liabilities	$ 3,187,021	$ 2,945,152